Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Shares of Common Stock Reserved for Future Issuance

At December 31, 2015, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	251,639
Options available for future grant	1,044,343
Convertible preferred stock	2,747,214
Warrants	126,206
4,169,402